Finance Costs	12 Months Ended
Dec. 31, 2021
Finance Costs [Abstract]
Finance Costs
8.	FINANCE COSTS
An analysis of finance costs is as follows:

	For the year ended December 31,
	2019	2020	2021
	HK$	HK$	HK$
Interests on margin loans payable	27,705,955	12,475,296	—
Interests on convertible bond	—	7,717,348	8,085,419
Interests on bank borrowings	—	1,317,435	4,740,504

	27,705,955	21,510,079	12,825,923